Law Offices of
                      Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                      San Francisco, California 94104-2635
                            Telephone (415) 835-1600
                            Facsimile (415) 217-5333
                              Internet www.phjw.com

                                November 10, 2000

VIA EDGAR
---------

Secretary
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re:      The Montgomery Funds II
         File Nos. 33-69686 and 811-8064

Sir or Madam:

         On behalf of The Montgomery Funds II (the "Registrant") and pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Securities Act"), we hereby certify that the Prospectuses and the combined Statement of Additional Information for the Class R shares of Montgomery Balanced Fund, Montgomery Global Long-Short Fund, and Montgomery Emerging Markets 20 Portfolio; the Class P shares of the Montgomery Balanced Fund; Montgomery Institutional Series:
International Growth Portfolio and Montgomery Institutional Series: Emerging Markets Portfolio, do not differ from those contained in Post-Effective Amendment No. 53 to the Registrant's Registration Statement on Form N-1A as filed electronically with the Commission on October 31, 2000.

         Please direct any inquiries  regarding  this filing to the  undersigned
(415) 835-1649.

                                              Sincerely yours,


                                              /s/ Thao H. Ngo
                                     for PAUL, HASTINGS, JANOFSKY & WALKER LLP